Additional paid-in capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Paid-in Capital
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	321,700,000	5,497,001,500	5,362,701,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.043	$ 0.006	$ 0.004
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted	120,270,000	115,500,000	165,000,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.050	$ 0.050	$ 0.050
Options exchanged for warrants upon Redomicile Merger		(5,200,501,500)
Options exchanged for warrants upon Redomicile MergerWeightageAverage		$ (0.004)
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised	(5,000,000)		(800,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ (0.015)		$ (0.015)
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures	(25,000,000)	(90,300,000)	(29,900,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ (0.050)	$ (0.040)	$ (0.034)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	411,970,000	321,700,000	5,497,001,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.045	$ 0.043	$ 0.006
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Period Increase (Decrease)	182,200,000	160,800,000	5,221,701,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0.037	$ 0.037	$ 0.004